Franchise arrangements (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Franchise Arrangements [Line Items]
Property and equipment, net	$ 856,192	$ 890,736
Property And Equipment Under Franchise Arrangements
Franchise Arrangements [Line Items]
Property and equipment, net	124,039	138,587
Land	$ 34,109	$ 41,057
Initial Franchise Fee
Franchise Arrangements [Line Items]
Finite-lived intangible asset, useful life	20 years